Other (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other general expense - net
Provisions for environmental matters - net	$ 9,100	$ 7,089	$ 24,705
(Gain) loss on disposition of assets	(5,469)	2,720	972
Net (income) expense of exit or disposal activities	(900)	(6,006)	7,943
Total	2,731	3,803	33,620
Other income - net
Dividend and royalty income	(4,963)	(3,857)	(3,240)
Net expense from financing activities	8,023	9,256	5,302
Foreign currency transaction related losses	4,748	22	4,926
Other income	(22,167)	(14,059)	(16,225)
Other expense	9,550	7,857	7,494
Total	$ (4,809)	$ (781)	$ (1,743)